Group companies - Ownership Interests in Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Argentina | Adeco Agropecuaria S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Pilagá S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	99.98%	99.98%
Argentina | Cavok S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Establecimientos El Orden S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Bañado del Salado S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Agro Invest S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Forsalta S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%	51.00%
Argentina | Dinaluca S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Compañía Agroforestal S.M.S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Energía Agro S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | L3N S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Maní del Plata S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Girasoles del Plata S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Argentina | Molinos Libres S.A.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adeco Agropecuaria Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Vale do Ivinhema S.A. ("AVI")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Usina Monte Alegre Ltda. ("UMA")
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Biogas LTDA. (ex Adecoagro GD LTDA.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Monte Alegre Combustiveis Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Energia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Agricultura e Participação Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Methanum Engenharia Ambiental Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Angelica Energia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Ivinhema Energia Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Brazil | Adecoagro Brasil Participações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Kelizer S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Adecoagro Uruguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Arroz del Plata S.A. (ex Viterra Uruguay S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Paso Dragón S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Uruguay | Ladelux S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Chile | Adecoagro Chile S.P.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Luxembourg | Adecoagro LP S.C.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Luxembourg | Adecoagro GP S.a.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Spain | Spain Holding Companies
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	0.00%	0.00%
Spain | Global Acamante S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Spain | Global Carelio S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Spain | Global Calidon S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Spain | Global Mirabilis S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Spain | Global Anceo S.L.U.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Spain | Global Hisingen S.L.U
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.00%